(Oppenheimer Global Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Global Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Oppenheimer Global Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.31%	0.57%	0.27%	0.38%	0.26%	0.06%
Total Annual Fund Operating Expenses		1.22%	2.24%	1.94%	1.55%	0.93%	0.73%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.17%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.22%	2.07%	1.94%	1.55%	0.93%	0.73%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	942	1,211	1,976
Class B	712	991	1,397	2,085
Class C	299	615	1,057	2,286
Class N	259	493	851	1,860
Class Y	95	298	517	1,148
Class I	75	234	407	910

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	942	1,211	1,976
Class B	212	691	1,197	2,085
Class C	199	615	1,057	2,286
Class N	159	493	851	1,860
Class Y	95	298	517	1,148
Class I	75	234	407	910

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.

As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

The portfolio manager primarily looks for U.S. and foreign companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and industry position. The portfolio manager also evaluates factors affecting particular industries, market trends and general economic conditions.

The portfolio manager currently focuses on growth-oriented companies, companies that may benefit from global growth trends at attractive valuations, companies with strong competitive positions and high demand for their products or services, and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities. These criteria may vary.

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring and demographic changes. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Mid-Sized Companies. Mid-sized companies generally involve greater risk of loss than larger companies. The stock prices of mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-sized companies may not pay dividends for some time, if at all.

Investing in Special Situations. At times, the Fund may seek to benefit from what the portfolio manager considers to be "special situations," such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund's investment could fall.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from a fund that invests in U.S. and foreign issuers. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks and foreign securities. The Fund does not seek current income and is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GlobalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 22.86% (2nd Qtr 09) and the lowest return was -22.03% (4th Qtr 08). For the period from January 1, 2012 to December 31, 2012 the cumulative return before sales charges and taxes was 20.75%.

Average Annual Total Returns for the periods ended December 31, 2012

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

Average Annual Total Returns (Oppenheimer Global Fund)		Inception Date	1 Year	5 Years	10 Years
Class A		Dec 22, 1969	13.81%	(0.27%)	9.02%
Class A Return After Taxes on Distributions			13.39%	(0.74%)	8.46%
Class A Return After Taxes on Distributions and Sale of Fund Shares			9.01%	(0.38%)	7.90%
Class B		Aug 17, 1993	14.73%	(0.29%)	9.15%
Class C		Oct 2, 1995	18.88%	0.17%	8.85%
Class N		Mar 1, 2001	19.34%	0.60%	9.28%
Class Y		Nov 17, 1998	21.10%	1.27%	10.02%
Morgan Stanley Capital International (MSCI) All Country (AC) World Index			16.13%	(1.16%)	8.11%
MSCI World Index	[1]		15.83%	(1.18%)	7.51%
[1]	The Fund has changed its benchmark from the MSCI World Index to the MSCI AC World Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the MSCI World Index in its next annual update.

(Oppenheimer Global Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Global Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Oppenheimer Global Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.31%	0.57%	0.27%	0.38%	0.26%	0.06%
Total Annual Fund Operating Expenses		1.22%	2.24%	1.94%	1.55%	0.93%	0.73%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.17%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.22%	2.07%	1.94%	1.55%	0.93%	0.73%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	942	1,211	1,976
Class B	712	991	1,397	2,085
Class C	299	615	1,057	2,286
Class N	259	493	851	1,860
Class Y	95	298	517	1,148
Class I	75	234	407	910

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Global Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	942	1,211	1,976
Class B	212	691	1,197	2,085
Class C	199	615	1,057	2,286
Class N	159	493	851	1,860
Class Y	95	298	517	1,148
Class I	75	234	407	910

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.

As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

The portfolio manager primarily looks for U.S. and foreign companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and industry position. The portfolio manager also evaluates factors affecting particular industries, market trends and general economic conditions.

The portfolio manager currently focuses on growth-oriented companies, companies that may benefit from global growth trends at attractive valuations, companies with strong competitive positions and high demand for their products or services, and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities. These criteria may vary.

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring and demographic changes. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Mid-Sized Companies. Mid-sized companies generally involve greater risk of loss than larger companies. The stock prices of mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-sized companies may not pay dividends for some time, if at all.

Investing in Special Situations. At times, the Fund may seek to benefit from what the portfolio manager considers to be "special situations," such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund's investment could fall.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from a fund that invests in U.S. and foreign issuers. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks and foreign securities. The Fund does not seek current income and is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GlobalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 22.86% (2nd Qtr 09) and the lowest return was -22.03% (4th Qtr 08). For the period from January 1, 2012 to December 31, 2012 the cumulative return before sales charges and taxes was 20.75%.

Average Annual Total Returns for the periods ended December 31, 2012

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

Average Annual Total Returns (Oppenheimer Global Fund)		Inception Date	1 Year	5 Years	10 Years
Class A		Dec 22, 1969	13.81%	(0.27%)	9.02%
Class A Return After Taxes on Distributions			13.39%	(0.74%)	8.46%
Class A Return After Taxes on Distributions and Sale of Fund Shares			9.01%	(0.38%)	7.90%
Class B		Aug 17, 1993	14.73%	(0.29%)	9.15%
Class C		Oct 2, 1995	18.88%	0.17%	8.85%
Class N		Mar 1, 2001	19.34%	0.60%	9.28%
Class Y		Nov 17, 1998	21.10%	1.27%	10.02%
Morgan Stanley Capital International (MSCI) All Country (AC) World Index			16.13%	(1.16%)	8.11%
MSCI World Index	[1]		15.83%	(1.18%)	7.51%
[1]	The Fund has changed its benchmark from the MSCI World Index to the MSCI AC World Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the MSCI World Index in its next annual update.

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund))	0 Months Ended
Jan. 28, 2013
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund))	0 Months Ended
	Jan. 28, 2013
Class A
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%
Class B
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and/or Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%
Class C
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.94%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.94%
Class I
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%
Class N
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%
Class Y
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 693
Expense Example, with Redemption, 3 Years	942
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	1,976
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,397
Expense Example, with Redemption, 10 Years	2,085
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,286
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	910
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,860
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	$ 1,148

Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 693
Expense Example, No Redemption, 3 Years	942
Expense Example, No Redemption, 5 Years	1,211
Expense Example, No Redemption, 10 Years	1,976
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	691
Expense Example, No Redemption, 5 Years	1,197
Expense Example, No Redemption, 10 Years	2,085
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,057
Expense Example, No Redemption, 10 Years	2,286
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	234
Expense Example, No Redemption, 5 Years	407
Expense Example, No Redemption, 10 Years	910
Class N
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	851
Expense Example, No Redemption, 10 Years	1,860
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	298
Expense Example, No Redemption, 5 Years	517
Expense Example, No Redemption, 10 Years	$ 1,148

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund), Class A)	0 Months Ended
Jan. 28, 2013
(Oppenheimer Global Fund) | Class A
Bar Chart Table:
Annual Return 2003	43.08%
Annual Return 2004	18.67%
Annual Return 2005	13.83%
Annual Return 2006	17.38%
Annual Return 2007	5.97%
Annual Return 2008	(41.03%)
Annual Return 2009	39.20%
Annual Return 2010	15.68%
Annual Return 2011	(8.69%)
Annual Return 2012	20.75%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund))	0 Months Ended
	Jan. 28, 2013
Morgan Stanley Capital International (MSCI) All Country (AC) World Index
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
MSCI World Index
Average Annual Return:
1 Year	15.83%	[1]
5 Years	(1.18%)	[1]
10 Years	7.51%	[1]
Class A
Average Annual Return:
1 Year	13.81%
5 Years	(0.27%)
10 Years	9.02%
Inception Date	Dec 22, 1969
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	13.39%
5 Years	(0.74%)
10 Years	8.46%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	9.01%
5 Years	(0.38%)
10 Years	7.90%
Class B
Average Annual Return:
1 Year	14.73%
5 Years	(0.29%)
10 Years	9.15%
Inception Date	Aug 17, 1993
Class C
Average Annual Return:
1 Year	18.88%
5 Years	0.17%
10 Years	8.85%
Inception Date	Oct 2, 1995
Class N
Average Annual Return:
1 Year	19.34%
5 Years	0.60%
10 Years	9.28%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	21.10%
5 Years	1.27%
10 Years	10.02%
Inception Date	Nov 17, 1998

[1]	The Fund has changed its benchmark from the MSCI World Index to the MSCI AC World Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the MSCI World Index in its next annual update.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER GLOBAL FUND
Central Index Key	dei_EntityCentralIndexKey	0000074658
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2013
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
(Oppenheimer Global Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.

As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

The portfolio manager primarily looks for U.S. and foreign companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and industry position. The portfolio manager also evaluates factors affecting particular industries, market trends and general economic conditions.

The portfolio manager currently focuses on growth-oriented companies, companies that may benefit from global growth trends at attractive valuations, companies with strong competitive positions and high demand for their products or services, and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities. These criteria may vary.

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring and demographic changes. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Mid-Sized Companies. Mid-sized companies generally involve greater risk of loss than larger companies. The stock prices of mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-sized companies may not pay dividends for some time, if at all.

Investing in Special Situations. At times, the Fund may seek to benefit from what the portfolio manager considers to be "special situations," such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund's investment could fall.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from a fund that invests in U.S. and foreign issuers. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks and foreign securities. The Fund does not seek current income and is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GlobalFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/GlobalFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 22.86% (2nd Qtr 09) and the lowest return was -22.03% (4th Qtr 08). For the period from January 1, 2012 to December 31, 2012 the cumulative return before sales charges and taxes was 20.75%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its benchmark from the MSCI World Index to the MSCI AC World Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the MSCI World Index in its next annual update.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

(Oppenheimer Global Fund) | Morgan Stanley Capital International (MSCI) All Country (AC) World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
(Oppenheimer Global Fund) | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.18%)	[2]
10 Years	rr_AverageAnnualReturnYear10	7.51%	[2]
(Oppenheimer Global Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	693
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	942
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,211
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
Annual Return 2003	rr_AnnualReturn2003	43.08%
Annual Return 2004	rr_AnnualReturn2004	18.67%
Annual Return 2005	rr_AnnualReturn2005	13.83%
Annual Return 2006	rr_AnnualReturn2006	17.38%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(41.03%)
Annual Return 2009	rr_AnnualReturn2009	39.20%
Annual Return 2010	rr_AnnualReturn2010	15.68%
Annual Return 2011	rr_AnnualReturn2011	(8.69%)
Annual Return 2012	rr_AnnualReturn2012	20.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2012 to December 31, 2012 the cumulative return before sales charges and taxes was 20.75%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 22.86% (2nd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -22.03% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
1 Year	rr_AverageAnnualReturnYear01	13.81%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
10 Years	rr_AverageAnnualReturnYear10	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1969
(Oppenheimer Global Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.39%
5 Years	rr_AverageAnnualReturnYear05	(0.74%)
10 Years	rr_AverageAnnualReturnYear10	8.46%
(Oppenheimer Global Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
10 Years	rr_AverageAnnualReturnYear10	7.90%
(Oppenheimer Global Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,085
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,085
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 17, 1993
(Oppenheimer Global Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,286
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,286
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	0.17%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1995
(Oppenheimer Global Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	910
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	234
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	407
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	910
(Oppenheimer Global Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	851
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,860
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	851
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,860
1 Year	rr_AverageAnnualReturnYear01	19.34%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
(Oppenheimer Global Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	298
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	517
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,148
1 Year	rr_AverageAnnualReturnYear01	21.10%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1998
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[2]	The Fund has changed its benchmark from the MSCI World Index to the MSCI AC World Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the MSCI World Index in its next annual update.